Common Stock, Redeemable Convertible Preferred Stock, and Stockholders' Equity (Deficit), Schedule of Redeemable Convertible Preferred Stock (Parenthetical) (Details) - USD ($)
$ / shares in Units, $ in Thousands
	Jan. 31, 2023	Jan. 31, 2022	Dec. 31, 2019	Dec. 31, 2018	Apr. 30, 2017	Nov. 30, 2015	Apr. 30, 2014	Jun. 21, 2013
Series E Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Temporary Equity, Par or Stated Value Per Share	$ 0.00001
Temporary Equity, Shares Authorized	19,033,653
Temporary Equity, Liquidation Preference	$ 28,354,249
Series D Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Temporary Equity, Par or Stated Value Per Share	$ 0.00001		$ 1.52993
Temporary Equity, Shares Authorized	14,833,942
Temporary Equity, Liquidation Preference	$ 21,222,496
Series D-2 Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Temporary Equity, Par or Stated Value Per Share	$ 0.00001
Temporary Equity, Shares Authorized	993,868
Temporary Equity, Liquidation Preference	$ 1,216,439
Series D-1 Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Temporary Equity, Par or Stated Value Per Share	$ 0.00001
Temporary Equity, Shares Authorized	5,878,303
Temporary Equity, Liquidation Preference	$ 8,094,053
Series C-1 Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Temporary Equity, Par or Stated Value Per Share	$ 0.00001			$ 1.233901
Temporary Equity, Shares Authorized	16,208,756
Temporary Equity, Liquidation Preference	$ 14,037,000
Series C Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Temporary Equity, Par or Stated Value Per Share	$ 0.00001				$ 0.946759
Temporary Equity, Shares Authorized	21,124,700
Temporary Equity, Liquidation Preference	$ 19,999,999
Series B Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Temporary Equity, Par or Stated Value Per Share	$ 0.00001					$ 0.822
Temporary Equity, Shares Authorized	26,914,949
Temporary Equity, Liquidation Preference	$ 22,124,088
Series A Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Temporary Equity, Par or Stated Value Per Share	$ 0.00001						$ 0.6405
Temporary Equity, Shares Authorized	16,122,188
Temporary Equity, Liquidation Preference	$ 10,246,261
Series Seed Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Temporary Equity, Par or Stated Value Per Share	$ 0.00001	$ 1.52993						$ 0.2485
Temporary Equity, Shares Authorized	9,198,372
Temporary Equity, Liquidation Preference	$ 2,285,795